UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Boston Provident, L.P.
Address: 717 Fifth Avenue
         Floor 12A
         New York, New York  10022

13F File Number:  28-04601

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Ward
Title:     Chief Compliance Officer
Phone:     (212) 421-3737

Signature, Place, and Date of Signing:

     /s/ David Ward     New York, NY/USA     August 11, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $125,079 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        SHS              H0023R105     1673    32500 SH       SOLE                    32500        0        0
AERCAP HOLDINGS NV             SHS              N00985106     1122   108106 SH       SOLE                   108106        0        0
ALTISOURCE PORTFOLIO SOLNS S   REG SHS          L0175J104     6927   280000 SH       SOLE                   280000        0        0
AMERICAN CAP LTD               COM              02503Y103     2675   555000 SH       SOLE                   555000        0        0
APOLLO COML REAL EST FIN INC   COM              03762U105     1433    87014 SH       SOLE                    87014        0        0
ASSURED GUARANTY LTD           COM              G0585R106     8095   610000 SH       SOLE                   610000        0        0
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205     2137    45000 SH       SOLE                    45000        0        0
ATLAS ENERGY INC               COM              049298102     5414   200000 SH       SOLE                   200000        0        0
BANCO LATINOAMERICANO DE COM   SHS E            P16994132     5652   452500 SH       SOLE                   452500        0        0
BANCO SANTANDER SA             ADR              05964H105     3150   300000 SH       SOLE                   300000        0        0
BANCORP INC DEL                COM              05969A105     2421   309183 SH       SOLE                   309183        0        0
BANK OF AMERICA CORPORATION    COM              060505104     3071   213669 SH       SOLE                   213669        0        0
CITIGROUP INC                  COM              172967101     3817  1015100 SH       SOLE                  1015100        0        0
CITIZENS REPUBLIC BANCORP IN   COM              174420109     1460  1717000 SH       SOLE                  1717000        0        0
CREDIT SUISSE GROUP            SPONSORED ADR    225401108     1498    40000 SH       SOLE                    40000        0        0
EAST WEST BANCORP INC          COM              27579R104     1417    92859 SH       SOLE                    92859        0        0
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106      646    17215 SH       SOLE                    17215        0        0
GENWORTH FINL INC              COM CL A         37247D106     5241   401000 SH       SOLE                   401000        0        0
HERCULES TECH GROWTH CAP INC   COM              427096508     2857   310197 SH       SOLE                   310197        0        0
HFF INC                        CL A             40418F108     3185   450400 SH       SOLE                   450400        0        0
HILLTOP HOLDINGS INC           COM              432748101      400    40000 SH       SOLE                    40000        0        0
KKR FINANCIAL HLDGS LLC        COM              48248A306     5882   788500 SH       SOLE                   788500        0        0
KNIGHT CAP GROUP INC           CL A COM         499005106     4413   320000 SH       SOLE                   320000        0        0
LABRANCHE & CO INC             COM              505447102     3424   799999 SH       SOLE                   799999        0        0
MB FINANCIAL INC NEW           COM              55264U108     1867   101515 SH       SOLE                   101515        0        0
MF GLOBAL HLDGS LTD            COM              55277J108     1884   330000 SH       SOLE                   330000        0        0
MFA FINANCIAL INC              COM              55272X102     1982   267876 SH       SOLE                   267876        0        0
MORGAN STANLEY                 COM NEW          617446448      418    18000 SH       SOLE                    18000        0        0
OCWEN FINL CORP                COM NEW          675746309     3448   338390 SH       SOLE                   338390        0        0
ORIENTAL FINL GROUP INC        COM              68618W100     1013    80000 SH       SOLE                    80000        0        0
PHH CORP                       COM NEW          693320202     2095   110000 SH       SOLE                   110000        0        0
PMA CAP CORP                   CL A             693419202     1134   173000 SH       SOLE                   173000        0        0
PMI GROUP INC                  COM              69344M101     8843  3060000 SH       SOLE                  3060000        0        0
PNC FINL SVCS GROUP INC        COM              693475105     1695    30000 SH       SOLE                    30000        0        0
POPULAR INC                    COM              733174106    11049  4122540 SH       SOLE                  4122540        0        0
REINSURANCE GROUP AMER INC     COM NEW          759351604     2925    64000 SH       SOLE                    64000        0        0
SCBT FINANCIAL CORP            COM              78401V102      352    10000 SH       SOLE                    10000        0        0
UMPQUA HLDGS CORP              COM              904214103     1501   130711 SH       SOLE                   130711        0        0
VIRTUS INVT PARTNERS INC       COM              92828Q109     2772   148067 SH       SOLE                   148067        0        0
WASHINGTON BKG CO OAK HBR WA   COM              937303105      192    15000 SH       SOLE                    15000        0        0
WELLS FARGO & CO NEW           COM              949746101      488    19080 SH       SOLE                    19080        0        0
WHITE RIVER CAPITAL INC        COM              96445P105     2115   155073 SH       SOLE                   155073        0        0
WHITNEY HLDG CORP              COM              966612103     1296   140100 SH       SOLE                   140100        0        0
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